OSTERWEIS STRATEGIC INCOME FUND
SCHEDULE OF INVESTMENTS at June 30, 2023 (Unaudited)

Shares		Value
Common Stocks: 3.0%
Consumer Staples Distribution & Retail: 2.2%
4,649,942	Southeastern Grocers, Inc. [1,2]	$103,461,210
61,582,000	Tops Holding, Litigation Trust Proceeds [1,2,7]	46,248
		103,507,458

Metals & Mining: 0.8%
705	Real Alloy Holding, Inc. [1,2]	39,455,920

Total Common Stocks
(Cost $99,169,632)		142,963,378

Convertible Preferred Stocks: 1.0%
Ground Transportation: 1.0%
490,000	Daseke, Inc., 7.625% [1,9]	44,868,320

Total Convertible Preferred Stocks
(Cost $49,000,000)		44,868,320

Principal Amount
Bonds: 84.8%
Corporate Bonds: 80.0%
Automobile Components: 5.6%
	Adient Global Holdings Ltd.
$ 12,650,000	7.000%, 04/15/2028	12,800,219
	American Axle & Manufacturing, Inc.
17,428,000	6.250%, 03/15/2026	16,969,084
9,260,000	6.500%, 04/01/2027	8,796,934
40,000,000	6.875%, 07/01/2028	37,447,600
	The Goodyear Tire & Rubber Co.
78,511,000	9.500%, 05/31/2025	80,354,834
14,500,000	5.000%, 07/15/2029	13,094,192
	Patrick Industries, Inc.
51,339,000	7.500%, 10/15/2027	49,716,688
	Real Hero Merger Sub 2, Inc.
54,702,000	6.250%, 02/01/2029	44,916,359
		264,095,910
Automobiles: 1.7%
	Ford Motor Co.
9,000,000	9.625%, 04/22/2030	10,478,709
	Ford Motor Credit Co. LLC
53,252,000	5.584%, 03/18/2024	52,921,939
10,000,000	4.687%, 06/09/2025	9,642,356
	Thor Industries, Inc.
10,000,000	4.000%, 10/15/2029	8,500,000
		81,543,004
Beverages: 0.4%
	Primo Water Holdings, Inc.
19,700,000	4.375%, 04/30/2029	16,901,320

Building Products: 1.4%
	Griffon Corp.
60,288,000	5.750%, 03/01/2028	56,454,473
	PGT Innovations, Inc.
9,000,000	4.375%, 10/01/2029	8,406,709
		64,861,182
Capital Markets: 2.3%
	Ares Capital Corp.
40,357,000	4.200%, 06/10/2024	39,404,091
	Macquarie Airfinance Holdings Ltd.
19,500,000	8.375%, 05/01/2028	19,763,835
	Oppenheimer Holdings, Inc.
50,650,000	5.500%, 10/01/2025	48,439,381
		107,607,307
Chemicals: 1.4%
	Consolidated Energy Finance SA
39,500,000	5.625%, 10/15/2028	33,672,565
	INEOS Quattro Finance 2 PLC
37,474,000	3.375%, 01/15/2026	34,233,644
		67,906,209
Commercial Services & Supplies: 1.5%
	GFL Environmental, Inc.
11,100,000	5.125%, 12/15/2026	10,719,129
19,750,000	4.750%, 06/15/2029	18,068,489
	Pitney Bowes, Inc.
64,620,000	7.250%, 03/15/2029	42,660,178
		71,447,796
Computers & Peripherals: 2.4%
	CPI Acquisition, Inc.
49,918,000	8.625%, 03/15/2026	48,114,303
	Xerox Holdings Corp.
70,000,000	5.000%, 08/15/2025	66,142,419
		114,256,722
Construction & Engineering: 4.3%
	APi Group DE, Inc.
39,750,000	4.125%, 07/15/2029	34,361,692
	Global Infrastructure Solutions, Inc.
51,157,000	5.625%, 06/01/2029	41,752,191
	Great Lakes Dredge & Dock Corp.
25,832,000	5.250%, 06/01/2029	21,598,920
	New Enterprise Stone & Lime Co., Inc.
46,500,000	5.250%, 07/15/2028	42,382,724
	Tutor Perini Corp.
72,415,000	6.875%, 05/01/2025	60,148,189
		200,243,716
Consumer Finance: 5.4%
	Ally Financial, Inc.
44,963,000	1.450%, 10/02/2023	44,363,220
14,820,000	3.875%, 05/21/2024	14,479,415
	Bread Financial Holdings, Inc.
15,832,000	4.750%, 12/15/2024	15,539,324
49,250,000	7.000%, 01/15/2026	46,488,361
	Enova International, Inc.
14,370,000	8.500%, 09/01/2024	14,215,912
58,642,000	8.500%, 09/15/2025	57,170,672
	FirstCash, Inc.
15,000,000	4.625%, 09/01/2028	13,397,477
19,500,000	5.625%, 01/01/2030	17,642,414
	OneMain Finance Corp.
29,957,000	8.250%, 10/01/2023	30,136,598
		253,433,393
Consumer Staples Distribution & Retail: 5.0%
	C&S Group Enterprises LLC
45,765,000	5.000%, 12/15/2028	35,287,332
	KeHE Distributors LLC / KeHE Finance Corp.
62,262,000	8.625%, 10/15/2026	62,654,873
	Performance Food Group, Inc.
19,500,000	4.250%, 08/01/2029	17,383,677
	United Natural Foods, Inc.
45,549,000	6.750%, 10/15/2028	37,811,364
	US Foods, Inc.
61,228,000	6.250%, 04/15/2025	61,251,297
23,384,000	4.750%, 02/15/2029	21,430,045
		235,818,588
Containers & Packaging: 0.2%
	Owens-Brockway Glass Container, Inc.
10,083,000	5.875%, 08/15/2023	10,091,809

Discontinued: 2.2%
	Nationstar Mortgage Holdings, Inc.
13,250,000	6.000%, 01/15/2027	12,342,110
24,680,000	5.500%, 08/15/2028	21,527,824
9,500,000	5.125%, 12/15/2030	7,714,950
18,000,000	5.750%, 11/15/2031	14,877,000
	United Wholesale Mortgage LLC
24,680,000	5.500%, 11/15/2025	23,514,381
7,000,000	5.750%, 06/15/2027	6,397,860
20,820,000	5.500%, 04/15/2029	17,873,762
		104,247,887
Distributors: 0.5%
	American Builders & Contractors Supply Co., Inc.
30,116,000	3.875%, 11/15/2029	25,748,650

Diversified Consumer Services: 0.4%
	Carriage Services, Inc.
19,500,000	4.250%, 05/15/2029	16,801,590

Diversified Telecommunication Services: 1.2%
	Level 3 Financing, Inc.
39,668,000	4.625%, 09/15/2027	27,646,125
29,755,000	10.500%, 05/15/2030	30,219,726
		57,865,851
Electrical Equipment: 0.1%
	GrafTech Global Enterprises, Inc.
4,750,000	9.875%, 12/15/2028	4,720,313

Financial Services: 1.7%
	Aviation Capital Group LLC
5,500,000	5.500%, 12/15/2024	5,385,445
	Burford Capital Global Finance LLC
25,489,000	6.250%, 04/15/2028	23,477,791
	PennyMac Financial Services, Inc.
56,030,000	5.375%, 10/15/2025	53,007,461
		81,870,697
Food Products: 0.6%
	Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed
35,438,000	4.625%, 03/01/2029	28,466,436

Ground Transportation: 0.5%
	XPO Escrow Sub LLC
24,500,000	7.500%, 11/15/2027	25,056,900

Health Care Providers & Services: 0.8%
	AMN Healthcare, Inc.
8,000,000	4.625%, 10/01/2027	7,412,895
	Owens & Minor, Inc.
36,210,000	4.500%, 03/31/2029	30,099,987
		37,512,882
Hotels, Restaurants & Leisure: 4.7%
	Aramark Services, Inc.
48,411,000	6.375%, 05/01/2025	48,406,067
	Carnival Corp.
23,616,000	7.625%, 03/01/2026	23,151,322
9,500,000	5.750%, 03/01/2027	8,754,889
19,750,000	6.000%, 05/01/2029	17,651,290
	Carrols Restaurant Group, Inc.
57,625,000	5.875%, 07/01/2029	47,488,762
	GPS Hospitality Holding Co. LLC / GPS Finco, Inc.
44,500,000	7.000%, 08/15/2028	28,853,800
	NCL Corp. Ltd.
15,510,000	3.625%, 12/15/2024	14,913,948
12,000,000	5.875%, 03/15/2026	11,235,787
	Six Flags Theme Parks, Inc.
22,731,000	7.000%, 07/01/2025	22,865,048
		223,320,913
Household Durables: 2.8%
	Empire Communities Corp.
63,999,000	7.000%, 12/15/2025	60,536,601
	Installed Building Products, Inc.
6,750,000	5.750%, 02/01/2028	6,369,568
	Mattamy Group Corp.
24,500,000	5.250%, 12/15/2027	22,857,971
	The New Home Co., Inc.
47,308,000	7.250%, 10/15/2025	43,941,089
		133,705,229
Industrial Conglomerates: 1.7%
	Icahn Enterprises L.P. / Icahn Enterprises Finance Corp.
17,769,000	4.750%, 09/15/2024	16,986,833
18,133,000	6.375%, 12/15/2025	16,885,722
49,872,000	6.250%, 05/15/2026	45,434,584
		79,307,139
IT Services: 2.3%
	Conduent Business Services LLC / Conduent State & Local Solutions, Inc.
74,500,000	6.000%, 11/01/2029	60,929,832
	Unisys Corp.
66,074,000	6.875%, 11/01/2027	47,662,480
		108,592,312
Machinery: 2.2%
	Chart Industries, Inc.
5,000,000	7.500%, 01/01/2030	5,107,345
	The Manitowoc Co., Inc.
58,224,000	9.000%, 04/01/2026	57,992,851
	Wabash National Corp.
46,750,000	4.500%, 10/15/2028	40,596,210
		103,696,406
Media: 1.1%
	DIRECTV Holdings LLC / DIRECTV Financing Co., Inc.
55,300,000	5.875%, 08/15/2027	50,136,910

Metals & Mining: 3.4%
	Century Aluminum Co.
25,165,000	7.500%, 04/01/2028	23,838,049
	Coeur Mining, Inc.
66,150,000	5.125%, 02/15/2029	54,643,869
	Hecla Mining Co.
61,347,000	7.250%, 02/15/2028	60,854,384
	SunCoke Energy, Inc.
26,325,000	4.875%, 06/30/2029	22,139,454
		161,475,756
Mortgage Real Estate Investment Trusts - REITS: 3.1%
	HAT Holdings I LLC / HAT Holdings II LLC
29,304,000	6.000%, 04/15/2025	28,943,854
31,200,000	3.375%, 06/15/2026	27,992,877
	Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc.
17,500,000	6.375%, 02/01/2027	16,303,190
	Starwood Property Trust, Inc.
72,710,000	5.500%, 11/01/2023	72,159,179
		145,399,100
Oil, Gas & Consumable Fuels: 3.8%
	Calumet Specialty Products Partners L.P. / Calumet Finance Corp.
39,778,000	9.250%, 07/15/2024	39,882,482
7,229,000	11.000%, 04/15/2025	7,487,545
27,232,000	9.750%, 07/15/2028	26,813,989
	Genesis Energy L.P. / Genesis Energy Finance Corp.
51,550,000	7.750%, 02/01/2028	49,094,065
10,000,000	8.875%, 04/15/2030	9,779,301
	Global Partners L.P. / GLP Finance Corp.
30,750,000	7.000%, 08/01/2027	29,879,803
	NGL Energy Operating LLC / NGL Energy Finance Corp.
17,390,000	7.500%, 02/01/2026	17,146,068
		180,083,253
Passenger Airlines: 3.4%
	Allegiant Travel Co.
33,700,000	7.250%, 08/15/2027	33,609,684
	American Airlines, Inc.
83,624,000	11.750%, 07/15/2025	91,767,556
	Delta Air Lines, Inc.
18,024,000	2.900%, 10/28/2024	17,318,822
	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.
16,000,000	6.500%, 06/20/2027	16,051,984
		158,748,046
Pharmaceuticals: 1.5%
	Bayer US Finance II LLC
30,061,000	3.875%, 12/15/2023	29,776,176
	GGAM Finance Ltd.
39,500,000	7.750%, 05/15/2026	39,684,465
		69,460,641
Professional Services: 0.4%
	KBR, Inc.
20,000,000	4.750%, 09/30/2028	18,221,196

Software: 1.0%
	NCR Corp.
34,425,000	5.750%, 09/01/2027	34,462,561
5,750,000	5.000%, 10/01/2028	5,137,112
10,000,000	5.125%, 04/15/2029	8,862,295
		48,461,968
Specialized REITS: 0.4%
	Iron Mountain, Inc.
20,000,000	4.500%, 02/15/2031	17,203,524

Specialty Retail: 3.1%
	Ken Garff Automotive LLC
54,664,000	4.875%, 09/15/2028	48,158,379
	Penske Automotive Group, Inc.
17,234,000	3.500%, 09/01/2025	16,394,809
	Sonic Automotive, Inc.
34,500,000	4.625%, 11/15/2029	28,927,163
	Upbound Group, Inc.
57,600,000	6.375%, 02/15/2029	51,176,160
		144,656,511
Textiles, Apparel & Luxury Goods: 0.1%
	The William Carter Co.
3,000,000	5.625%, 03/15/2027	2,912,956

Trading Companies & Distributors: 4.9%
	Aircastle Ltd.
13,755,000	4.400%, 09/25/2023	13,686,012
23,348,000	4.125%, 05/01/2024	22,725,025
	Avation Capital SA
80,353,998	8.250% Cash or 9.000% PIK, 10/31/2026 [3]	70,032,774
	Castlelake Aviation Finance DAC
52,500,000	5.000%, 04/15/2027	46,537,621
	Herc Holdings, Inc.
32,823,000	5.500%, 07/15/2027	31,506,069
	WESCO Distribution, Inc.
36,966,000	7.125%, 06/15/2025	37,386,045
9,750,000	7.250%, 06/15/2028	9,954,535
		231,828,081
Transportation Infrastructure: 0.5%
	Signature Aviation US Holdings, Inc.
25,600,000	4.000%, 03/01/2028	23,162,900

Total Corporate Bonds
(Cost $4,131,589,195)		3,770,871,003

Convertible Bonds: 4.6%
Aerospace & Defense: 0.3%
	Parsons Corp.
12,500,000	0.250%, 08/15/2025	14,368,750

Automobile Components: 0.2%
	Patrick Industries, Inc.
11,250,000	1.750%, 12/01/2028	10,980,000

Automobiles: 0.2%
	Ford Motor Co.
7,750,000	N/A%, 03/15/2026 [4]	8,528,875

Broadline Retail: 0.1%
	Etsy, Inc.
7,750,000	0.250%, 06/15/2028	6,025,625

Consumer Finance: 0.9%
	EZCORP, Inc.
10,250,000	2.375%, 05/01/2025	9,478,027
9,750,000	3.750%, 12/15/2029	9,640,820
	LendingTree, Inc.
27,517,000	0.500%, 07/15/2025	21,463,260
		40,582,107
Consumer Staples Distribution & Retail: 0.6%
	SEG Holding LLC / SEG Finance Corp.
29,087,000	5.625%, 10/15/2028	27,808,917

Health Care Equipment & Supplies: 0.6%
	Haemonetics Corp.
17,750,000	N/A%, 03/01/2026 [4]	15,192,180
	Integra LifeSciences Holdings Corp.
13,000,000	0.500%, 08/15/2025	11,934,000
		27,126,180
Hotels, Restaurants & Leisure: 0.0% [8]
	NCL Corp. Ltd.
2,500,000	1.125%, 02/15/2027	2,316,401

IT Services: 0.4%
	BigBear.ai Holdings, Inc.
28,350,000	6.000%, 12/15/2026	19,943,637

Machinery: 0.2%
	John Bean Technologies Corp.
9,450,000	0.250%, 05/15/2026	9,010,575

Passenger Airlines: 0.2%
	Southwest Airlines Co.
7,675,000	1.250%, 05/01/2025	8,828,169

Pharmaceuticals: 0.3%
	Jazz Investments I Ltd.
6,000,000	1.500%, 08/15/2024	5,727,811
6,650,000	2.000%, 06/15/2026	6,791,313
		12,519,124
Software: 0.6%
	Envestnet, Inc.
9,490,000	0.750%, 08/15/2025	8,754,525
	Jamf Holding Corp.
10,600,000	0.125%, 09/01/2026	9,136,731
	Rapid7, Inc.
5,000,000	0.250%, 03/15/2027	4,365,625
	Tyler Technologies, Inc.
6,750,000	0.250%, 03/15/2026	6,986,250
		29,243,131
Total Convertible Bonds
(Cost $234,826,059)		217,281,491

Private Mortgage Backed Obligations: 0.2%
Financial Services: 0.2%
	HAS Capital Income Opportunity Fund II
21,807,000	8.000%, 12/31/2024 (Cost $21,807,000 Acquisition Dates 06/10/2016, 09/19/2016) [1,6]	10,605,791

Total Private Mortgage Backed Obligations
(Cost $21,807,000)		10,605,791

Total Bonds
(Cost $4,388,222,254)		3,998,758,285

Warrants: 0.0% [8]
Trading Companies & Distributors: 0.0% [8]
1,601,250	Avation PLC, Warrants (Expiration Date 10/31/2026, Exercise Price 114.5 GBP) [2]	660,917
Total Warrants
(Cost $–)		660,917

Short-Term Investments: 10.6%
Commercial Paper: 5.4%
Automobiles: 0.7%
	Harley-Davidson, Inc.
34,000,000	5.880%, 07/13/2023 [10]	33,933,946

Automobile Components: 0.5%
	Magna International, Inc.
24,000,000	5.653%, 07/17/2023 [10]	23,940,069

Chemicals: 0.5%
	FMC Corp.
25,000,000	5.927%, 07/24/2023 [10]	24,901,333

Consumer Staples Distribution & Retail: 1.1%
	Walgreens Boots Alliance, Inc.
49,000,000	6.035%, 07/06/2023 [10]	48,953,172

Electronic Equipment, Instruments & Components: 0.5%
	Jabil, Inc.
24,000,000	5.982.%, 07/14/2023 [10]	23,946,669

Financial Services: 0.4%
	Global Payments, Inc.
20,000,000	5.989%, 07/21/2023 [10]	19,931,832

Hotels, Restaurants & Leisure: 0.6%
	Marriott International, Inc.
29,000,000	5.663%, 07/28/2023 [10]	28,877,366

Metals & Mining: 1.1%
	Glencore Funding LLC
49,000,000	5.671%, 07/18/2023 [10]	48,868,288

Total Commercial Paper
(Cost $253,374,500)		253,352,675

Shares
Money Market Funds: 5.2%

121,751,723	Federated Hermes U.S. Treasury Cash Reserves - Class I, 5.000% [5]	121,751,722

121,751,723	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 4.985% [5]	121,751,723
Total Money Market Funds
(Cost $243,503,445)		243,503,445

Total Short-Term Investments
(Cost $496,877,945)		496,856,120

Total Investments in Securities: 99.4%
(Cost $5,033,269,831)		4,684,107,020
Other Assets in Excess of Liabilities: 0.6%		26,689,337
Total Net Assets: 100.0%		$4,710,796,357

GBP -	Great Britain Pound
PIK -	Payment-in-Kind
REIT -	Real Estate Investment Trust
USD -	United States Dollar
[1]	Security is fair valued under the Board of Trustees and is categorized as a Level 3 security. Significant unobservable inputs were used to determine fair value.
[2]	Non-income producing security.
[3]	Variable rate security; rate shown is the rate in effect on June 30, 2023.
[4]	Zero Coupon Security
[5]	Annualized seven-day effective yield as of June 30, 2023.
[6]	Security considered restricted. As of June 30, 2023, the value of the restricted securities was $10,605,791 or 0.2% of net assets.
[7]	Not a readily marketable security.
[8]	Does not round to 0.1% or (0.1)%, as applicable.
[9]	Company is an “affiliated person” of the Fund, as defined in the Investment Company Act of 1940.
[10]	Rate represents the yield to maturity from purchase price.

The Global Industry Classifications Standard (GICS®) sector and industry classifications was developed by and is the exclsuive property of MSCI, Inc. and Standard & Poor’s (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Osterweis Capital Management.

Summary of Fair Value Disclosure at June 30, 2023 (Unaudited)

The Osterweis Strategic Income Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2023:

Assets:	Level 1	Level 2	Level 3	Total
Common Stocks [1,2]	$–	$–	$142,963,378	$142,963,378
Convertible Preferred Stocks [1,2]	–	–	44,868,320	44,868,320
Corporate Bonds [1]	–	3,770,871,003	–	3,770,871,003
Convertible Bonds [1]	–	217,281,491	–	217,281,491
Private Mortgage Backed Obligations [2]	–	–	10,605,791	10,605,791
Warrants [1]	660,917	–	–	660,917
Short-Term Investments	243,503,445	253,352,675	–	496,856,120
Total Assets:	$244,164,362	$4,241,505,169	$198,437,489	$4,684,107,020

[1] See Schdule of Investments for industry breakouts.
[2] See Schedule of Investments for disclosure of Level 3 securities.

The following is a reconciliation of the Fund’s Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Stocks	Private Mortgage Backed Obligations	Total
Balance as of March 31, 2023	$157,804,479	$46,512,760	$10,602,149	$214,919,388
Acquisitions	-	-	-	-
Dispositions	(5,320,000)	-	-	(5,320,000)
Accrued discounts/premiums	-	-	-	-
Realized gain (loss)	(643,582)	-	-	(643,582)
Change in unrealized appreciation/depreciation	(8,877,519)	(1,644,440)	3,642	(10,518,317)
Transfer in and/or out of Level 3	-	-	-	-
Balance as of June 30, 2023	$142,963,378	$44,868,320	$10,605,791	$198,437,489

Change in unrealized appreciation/depreciation for Level 3 investments held at June 30, 2023	$(8,877,519)	$(1,644,440)	$3,642	$(10,518,317)

[1] Transfer made out of Level 3 due to security being paid off and no longer held.
Type of Security	Fair Value at 6/30/23	Valuation Techniques	Unobservable Input	Input Value(s)
Common Stocks		Market Comparable Approach	Discount Rate, EBITDA Multiple	3.0%/5.5x
		Broker Quotes	Market Data	$22.2500
	$142,963,378	Estimated Proceeds	Market Data	$0.0007514
Convertible Preferred Stocks	$44,868,320	Convertible Valuation Model	Adjustment to yield	200 bps
Private Mortgage Backed Obligations	$10,605,791	Discounted Cash Flow	Adjustment to yield	344 bps

Significant increases (decreases) in any of those inputs in isolation would result in a significantly higher (lower) fair value measurement. Increases in the adjustment to yield would decrease price and decreases in the adjustment to yield would increase price.

The Adviser, as the Funds’ Valuation Designee, oversees valuation techniques.